Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,655,014	$ 2,409,361
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	115,864	109,870
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	32,795	35,149
Subordinated liabilities | HSBC Subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	10,223	12,363
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	22,572	22,786
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	23,956	23,977
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	21,951	24,600
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,095	22,775
At amortised cost | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	17,916	18,361
At amortised cost | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	1,856	1,825
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	157,439	164,466
Financial liabilities designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	25,664	30,303
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,844	10,549
Financial liabilities designated at fair value | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	6,040	5,616
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,844	10,130
Financial liabilities designated at fair value | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	6,040	5,616
Financial liabilities designated at fair value | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 419